Form N-CSR Cover	6 Months Ended
Nov. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	The Registrant is filing this amendment to its Form N-CSRS for the period ended November 30, 2024, originally filed with the Securities and Exchange Commission on February 5, 2025, (Accession Number 0002000048‐25‐000003). The purpose of this amendment is to include Tailored Shareholder Report information for ProShares Ultra Utilities that was inadvertently omitted in the original filing.
Registrant Name	ProShares Trust
Entity Central Index Key	0001174610
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024